Ordinary shares, preference shares and other equity - Narrative (Details) € / shares in Units, £ / shares in Units, $ / shares in Units, € in Millions, £ in Millions						12 Months Ended
		Jun. 08, 2005 GBP (£)	Jun. 08, 2005 USD ($) $ / shares shares	Mar. 15, 2005 GBP (£)	Mar. 15, 2005 EUR (€) € / shares shares	Dec. 31, 2021 GBP (£) dummy Redemptions £ / shares shares		Dec. 31, 2021 USD ($) dummy Redemptions	Dec. 31, 2020 GBP (£) Redemptions £ / shares shares		Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 $ / shares
Issue of shares and other equity instruments						£ 1,072.0	[1]		£ 1,134.0		£ 2,292.0
Notional contract amount						47,412,915.0			42,625,605.0
Total equity						£ 56,317.0	[2]		53,710.0	[2]	50,615.0
4.75% Euro preference shares
Number of shares issued and fully paid | shares					140,000
Par value (in USD per share) | € / shares					€ 100
Issue of shares and other equity instruments				£ 966.7	€ 1,383.3
Notional contract amount | €					€ 14.0
Liquidating distributions subject to the ranking of reserve capital instruments | (per share)												$ 10,000	€ 10,000
4.75% Euro preference shares | 3-Month Euribor
Adjustment to interest rate basis						0.71%						0.71%
4.75% Euro preference shares | 2020
Adjustment to interest rate basis						4.75%						4.75%
6.278% US$100 preference shares
Number of shares issued and fully paid | shares			100,000
Par value (in USD per share) | $ / shares			$ 100,000,000									$ 100
Issue of shares and other equity instruments		£ 548.1	$ 995,400,000
Notional contract amount | $			$ 10,000,000
Liquidating distributions subject to the ranking of reserve capital instruments | $ / shares												$ 10,000
6.278% US$100 preference shares | Later than 1 year but not later than 18 years
Preference shares interest rate						6.278%						6.278%
6.278% US$100 preference shares | Later than 18 years | 3-Month LIBOR
Adjustment to interest rate basis						1.55%						1.55%
Fixed rate resetting contingent convertible securities
AT1 securities issuance						£ 1,072.0			1,134.0
Retained earnings
Total equity						43,415.0	[2]		39,558.0	[2]	36,709.0
Total share capital
AT1 securities issuance						0.0			0.0
Total equity						2,348.0			2,348.0		2,348.0
Total share capital | Ordinary share capital
AT1 securities issuance						0.0			0.0
Total equity						2,342.0			2,342.0		2,342.0
Called up share capital and share premium
Total equity	[3]					£ 2,348.0			2,348.0		2,348.0
Issuances of AT1 equity instruments | Fixed rate resetting contingent convertible securities
Number of convertible instruments issued | dummy						1		1
Redemptions of AT1 equity instruments | Fixed rate resetting contingent convertible securities
Number of convertible instruments redeemed | dummy						1		1
Other equity instruments
AT1 securities issuance						£ 1,072.0			1,134.0
Total equity	[3]					£ 9,693.0			£ 8,621.0		8,323.0
AT1 Securities | Fixed rate resetting contingent convertible securities
Number of convertible instruments issued | dummy						1		1
Number of convertible instruments redeemed | Redemptions						0		0	1
Notional contract amount									£ 836.0
Barclays Bank PLC
Issue of shares and other equity instruments						£ 1,072.0	[4]		3,075.0		2,292.0
Total equity						52,692.0	[5]		51,143.0	[5]	46,425.0
Amounts payable, related party transactions						6,000.0			6,000.0
Interest paid, classified as financing activities						164.0			£ 152.0
Barclays Bank PLC | 6% Callable Perpetual Core Tier One Notes
Notional contract amount						£ 13.0
Interest rate						6.00%						6.00%
Barclays Bank PLC | 6.86% Callable Perpetual Core Tier One Notes (USD 179m)
Notional contract amount | $												$ 179,000,000
Interest rate						6.86%						6.86%
Barclays Bank PLC | 5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Notional contract amount						£ 35.0
Interest rate						5.3304%						5.3304%
Barclays Bank PLC | Ordinary share capital
Number of shares issued and fully paid | shares						2,342,000,000			2,342,000,000			2,342,000,000
Par value (in USD per share) | £ / shares						£ 1
Barclays Bank PLC | GBP1 preference shares
Number of shares issued and fully paid | shares						1,000			1,000			1,000
Par value (in USD per share) | £ / shares						£ 1
Barclays Bank PLC | Retained earnings
Total equity						£ 37,180.0	[5]		£ 34,691.0	[5]	32,310.0
Barclays Bank PLC | Total share capital | GBP1 preference shares
Number of shares issued and fully paid | shares						1,000						1,000
Par value (in USD per share) | £ / shares									£ 1
Pay-out upon winding up | £ / shares									£ 1
Barclays Bank PLC | Total share capital | GBP1 preference shares | Minimum
Dividend default period						7 days		7 days
Barclays Bank PLC | Total share capital | 4.75% Euro preference shares
Number of shares issued and fully paid | shares						31,856			31,856			31,856
Par value (in USD per share) | € / shares													€ 100
Barclays Bank PLC | Total share capital | 6.278% US$100 preference shares
Number of shares issued and fully paid | shares						58,133			58,133			58,133
Par value (in USD per share) | $ / shares														$ 100
Barclays Bank PLC | Called up share capital and share premium
AT1 securities issuance | $								$ 0
Total equity	[6]					£ 2,348.0			£ 2,348.0		2,348.0
Barclays Bank PLC | Called up share capital and share premium | GBP1 preference shares
Percentage of issued share capital						100.00%			100.00%			100.00%
Barclays Bank PLC | Other equity instruments
Total equity	[6]					£ 14,400.0	[7]		£ 13,328.0	[7]	£ 11,089.0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[3]	For further details refer to Note 27.
[4]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[5]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[6]	For further details refer to Note 27 in the Barclays Bank PLC Annual Report 2021.
[7]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.